UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07641
                                                    -------------------------

                      Advantage Advisers Augusta Fund, LLC
   --------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
                      Advantage Advisers Augusta Fund, LLC
     ---------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
                      Advantage Advisers Augusta Fund, LLC
        ----------------------------------------------------------------
                     (Name and address of agent for service)

         Registrant's telephone number, including area code: 212-667-4225
                                                             ------------------

                      Date of fiscal year end: December 31
                                               ------------------

                  Date of reporting period: September 30, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.




ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)
--------------------------------------------------------------------------------


                                                             SEPTEMBER 30, 2007
   SHARES                                                        MARKET VALUE

            U.S. COMMON STOCK - 90.58%
             AGRICULTURAL CHEMICALS - 5.56%
    31,575    Monsanto Co.                                           $2,707,241
    21,946    Potash Corp Of Saskatchewan, Inc.                       2,319,692
                                                                      ---------
                                                                      5,026,933
                                                                      ---------
             APPAREL MANUFACTURERS - 1.80%
    34,500    Coach, Inc.*                                            1,630,815
                                                                      ---------
             CHEMICALS - SPECIALTY - 1.77%
    32,904    Sigma-Aldrich Corp.                                     1,603,741
                                                                      ---------
             COMMERCIAL BANKS - WESTERN U.S. - 3.09%
    59,064    SVB Financial Group*                                    2,797,271
                                                                      ---------
             COMMERCIAL SERVICES - FINANCE - 2.14%
    52,955    Wright Express Corp.*                                   1,932,328
                                                                      ---------
             CONTAINERS - METAL / GLASS - 6.67%
   115,929    Crown Holdings, Inc.*                            (a)    2,638,544
    81,892    Owens-Illinois, Inc.*                            (a)    3,394,423
                                                                      ---------
                                                                      6,032,967
                                                                      ---------
             CONTAINERS-PAPER / PLASTIC - 3.08%
   109,125    Sealed Air Corp.                                        2,789,235
                                                                      ---------
             DIVERSIFIED OPERATIONS / COMMERCIAL SERVICES - 4.15%
    60,376    Chemed Corp.                                     (a)    3,752,972
                                                                      ---------
             ELECTRONIC COMPONENTS - SEMICONDUCTORS - 5.89%
    47,100    MEMC Electronic Materials, Inc.*                 (a)    2,772,306
    97,881    Xilinx, Inc.                                            2,558,609
                                                                      ---------
                                                                      5,330,915
                                                                      ---------
             ENTERPRISE SOFTWARE / SERVICES - 1.60%
    67,066    Oracle Corp. *                                          1,451,979
                                                                      ---------
             FILTRATION / SEPARATION PRODUCTS - 4.56%
   106,025    Pall Corp.                                       (a)    4,124,372
                                                                      ---------
             GOLD MINING - 2.19%
    44,289    Newmont Mining Corp.                                    1,981,047
                                                                      ---------

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------


                                                              SEPTEMBER 30, 2007
   SHARES                                                        MARKET VALUE

           U.S. COMMON STOCK - (CONTINUED)
            INDUSTRIAL AUTOMATIC / ROBOTICS - 0.84%
    29,051    Intermec, Inc.*                                         $  758,812
                                                                      ----------
            INSTRUMENTS - SCIENTIFIC - 3.75%
    51,284    Fei Co.*                                                 1,611,856
    60,808    PerkinELMER, Inc.                                        1,776,202
                                                                      ----------
                                                                       3,388,058
                                                                      ----------
            MEDICAL - BIOMEDICAL / GENETICS - 9.25%
   129,170    Affymetrix, Inc.*                                (a)     3,277,043
    28,554    Illumina, Inc.*                                  (a)     1,481,381
    96,103    LifeCell Corp.*                                  (a)     3,610,590
                                                                      ----------
                                                                       8,369,014
                                                                      ----------
            MEDICAL - OUTPATIENT / HOME MEDICAL - 0.76%
    32,976    Radiation Therapy Services, Inc.*                (a)       686,560
                                                                      ----------
            MEDICAL INSTRUMENTS - 1.35%
    53,463    Cepheid, Inc.*                                           1,218,956
                                                                      ----------
            NETWORKING PRODUCTS - 6.78%
    74,950    Cisco Systems, Inc.*                             (a)     2,483,086
   205,306    Foundry Networks, Inc.*                          (a)     3,648,288
                                                                      ----------
                                                                       6,131,374
                                                                      ----------
            OIL COMPANIES - EXPLORATION & PRODUCTION - 4.50%
    25,625    Anadarko Petroleum Corp.                                 1,377,344
    55,901    Newfield Exploration Co.*                                2,692,192
                                                                      ----------
                                                                       4,069,536
                                                                      ----------
            PAPER & RELATED PRODUCTS - 0.46%
    35,570    Smurfit-Stone Container Corp.*                             415,458
                                                                      ----------
            REITS - SHOPPING CENTERS - 0.67%
    14,675    Weingarten Realty Investors                                608,426
                                                                      ----------
            RETAIL - DISCOUNT - 1.42%
    48,246    Family Dollar Stores, Inc.                               1,281,414
                                                                      ----------
            RETIREMENT / AGED CARE - 4.45%
   113,904    Sunrise Senior Living, Inc.*                     (a)     4,028,784
                                                                      ----------

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------


                                                              SEPTEMBER 30, 2007
   SHARES                                                        MARKET VALUE

            U.S. COMMON STOCK - (CONTINUED)
              SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 3.66%
183,075           Anadigics, Inc.*                             (a)   $3,309,996
                                                                      ----------
              SEMICONDUCTOR EQUIPMENT - 0.98%
 45,875           Veeco Instruments, Inc.*                              889,058
                                                                      ----------
              STEEL - SPECIALTY - 4.19%
 34,500           Allegheny Technologies, Inc.                        3,793,275
                                                                      ----------
              TELECOMMUNICATION EQUIPMENT FIBER OPTICS - 1.54%
 56,575           Corning, Inc.*                                      1,394,574
                                                                      ----------
              WATER TREATMENT SYSTEMS - 3.48%
106,250           Nalco Holding Co.*                           (a)    3,150,312
                                                                      ----------
            TOTAL U.S. COMMON STOCK (COST $73,410,072)               $81,948,182
                                                                      ----------

CONTRACTS

            WARRANTS - 0.16%

              MEDICAL - NURSING HOMES - 0.16%
34,000            Sun Healthcare Group, Inc.*                            138,040
                                                                      ----------
              THERAPEUTICS - 0.00%
     1            Via Pharmaceuticals *                                        0
                                                                      ----------
            TOTAL WARRANTS (COST $0)                                  $  138,040
                                                                      ----------

            PURCHASED OPTIONS - (0.11%)
              PUT OPTIONS - 0.11%
              COMPUTERS - 0.02%
   257            Dell Inc., 10/20/2007 $27.50                            16,705
                                                                      ----------
              OIL - FIELD SERVICES - 0.00%
   168            Schlumberger, Ltd., 10/20/2007, $85.00                     840
                                                                      ----------

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------


                                                              SEPTEMBER 30, 2007
 CONTRACTS                                                       MARKET VALUE

            PURCHASED OPTIONS - (CONTINUED)
              PUT OPTIONS - (CONTINUED)
              SUPER-REGIONAL BANKS - U.S. - 0.09%
   394            Wells Fargo & Co., 10/20/07, $37.50               $     84,710
                                                                    ------------
              TOTAL PUT OPTIONS (COST $127,348)                          102,255
                                                                    ------------
              TOTAL PURCHASED OPTIONS (COST $127,348)               $    102,255
                                                                    ------------

              TOTAL INVESTMENTS (COST $73,537,420) - 90.85%         $ 82,188,477
                                                                    ------------

              OTHER ASSETS, LESS LIABILITIES - 9.15% **                8,280,151
                                                                    ------------

              NET ASSETS - 100.00%                                  $ 90,468,628
                                                                    ============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*    Non-income producing security.
** Includes $10,044,427.98 invested in a PNC Bank Money Market Account, which is 11.10% of net assets.
+ At December 31, 2006, the aggregate cost for Federal income tax purposes of portfolio investments, securities sold, not yet purchased and written options was $74,897,791, $18,732,765, and $93,445, respectively. At
     December 31, 2006, accumulated net unrealized appreciation on portfolio investments, securities sold, not yet purchased and written options was $9,027,740, consisting of $11,093,476 gross unrealized appreciation and $2,065,736 gross unrealized depreciation.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
(UNAUDITED)
--------------------------------------------------------------------------------


                                                              SEPTEMBER 30, 2007
SHARES                                                           MARKET VALUE



         SECURITIES SOLD, NOT YET PURCHASED - (41.57%)

           AIRLINES - (1.97%)
53,884         Continental Airlines, Inc., Class B*                 $(1,779,788)
                                                                    -----------
           COMMERCIAL BANKS - CENTRAL U.S. - (1.25%)
43,326         TCF Financial Corp.                                   (1,134,275)
                                                                    -----------
           COMMERCIAL BANKS - SOUTHERN U.S. - (1.76%)
59,760         First Horizon National Corp.                          (1,593,201)
                                                                    -----------
           COMMON TRUST FUND - (3.86%)
34,860         Retail HOLDRs Trust                                   (3,491,578)
                                                                    -----------
           FINANCE - AUTO LOANS - (1.42%)
73,040         AmeriCredit Corp.                                     (1,284,043)
                                                                    -----------
           FINANCE - CREDIT CARD - (2.55%)
38,844         American Express Co.                                  (2,306,168)
                                                                    -----------
           FINANCE - INVESTMENT BANKER / BROKER - (4.03%)
16,800         The Goldman Sachs Group, Inc.                         (3,641,232)
                                                                    -----------
           FINANCE - MORTGAGE LOAN / BANKER - (1.36%)
64,693         Countrywide Financial Corp.                           (1,229,814)
                                                                    -----------
           HUMAN RESOURCES - (5.48%)
77,239         Administaff, Inc.                                     (2,803,775)
72,252         Robert Half International, Inc.                       (2,157,445)
                                                                    -----------
                                                                     (4,961,220)
                                                                    -----------
           REAL ESTATE MANAGEMENT / SERVICES - (0.17%)
57,998         Tarragon Corp.*                                         (151,955)
                                                                    -----------
           REITS - MORTGAGE - (0.48%)
13,094         Redwood Trust, Inc.                                     (434,983)
                                                                    -----------
           RETAIL - APPAREL / SHOES - (5.07%)
37,350         Abercrombie & Fitch Co., Class A                      (3,014,145)
19,920         Nordstrom, Inc.                                         (934,049)
43,380         Pacific Sunwear of California, Inc.                     (642,024)
                                                                    -----------
                                                                     (4,590,218)
                                                                    -----------
           RETAIL - DISCOUNT - (1.05%)
14,940         Target Corp.                                            (949,736)
                                                                    -----------

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------


                                                              SEPTEMBER 30, 2007
SHARES                                                           MARKET VALUE



          SECURITIES SOLD, NOT YET PURCHASED - (CONTINUED)

            RETAIL - MAJOR DEPARTMENT STORE - (2.09%)
29,880          J.C. Penney Co., Inc.                               $(1,893,496)
                                                                    ------------
            RETAIL - RESTAURANTS - (1.87%)
37,150          Landry's Restaurants, Inc.                             (982,989)
20,950          Yum! Brands, Inc.                                      (708,738)
                                                                    ------------
                                                                     (1,691,727)
                                                                    ------------
            SUPER-REGIONAL BANKS - U.S. - (5.80%)
36,926          Fifth Third Bancorp                                  (1,251,053)
84,234          National City Corp.                                  (2,113,431)
24,900          SunTrust Banks, Inc.                                 (1,884,183)
                                                                    ------------
                                                                     (5,248,667)
                                                                    ------------
            TRANSPORT - EQUIPMENT & LEASING - (1.36%)
28,748          GATX Corp.                                           (1,228,977)
                                                                    ------------
          TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS
             $37,985,294)                                          $(37,611,078)
                                                                    ============

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
SCHEDULE OF WRITTEN OPTIONS
(UNAUDITED)
--------------------------------------------------------------------------------


                                                             SEPTEMBER 30, 2007
CONTRACTS                                                       MARKET VALUE

         WRITTEN OPTIONS - (0.12%)

           PUT OPTIONS - (0.12%)
           SUPER-REGIONAL BANKS - U.S. - (0.12%)
   132         Capital One Financial Corp., 10/20/2007, $60.00        $  (9,372)
   168         Comerica, Inc., 10/20/2007, $55.00                       (67,200)
   176         Suntrust Banks Inc., 10/20/2007, $75.00                  (29,920)
                                                                      ----------
                                                                       (106,492)
                                                                      ----------
         TOTAL PUT OPTIONS (PREMIUM $117,281)                         $(106,492)
                                                                      ----------
         TOTAL WRITTEN OPTIONS (PREMIUM $117,281)                     $(106,492)
                                                                      ----------

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantage Advisers Augusta Fund, LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer
                           (principal executive officer)

Date        November 21, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer
                           (principal executive officer)

Date        November 21, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Vineet Bhalla
                         -------------------------------------------------------
                           Vineet Bhalla, Chief Financial Officer
                           (principal financial officer)

Date        November 21, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.